Details of treasury and other financial risks (Tables)	12 Months Ended
Dec. 31, 2021
Details of treasury and other financial risks [Abstract]
Details of treasury and other financial risks - Contractual cash obligations [Text Block]

Philips Group

Contractual cash obligations1)2)

in millions of EUR

		payments due by period
	total	less than 1 year	1-3 years	3-5 years	after 5 years
Long-term debt3)	7,233	246	1,995	1,924	3,068
Lease obligations	1,333	280	397	238	417
Short-term debt	47	47
Derivative liabilities	208	87	121
Purchase obligations4)	654	237	305	99	12
Trade and other payables	1,872	1,872
Contractual cash obligations	11,347	2,768	2,819	2,261	3,498
1)Amounts in this table are undiscounted2)This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.3)Long-term debt includes interest and the current portion of long-term debt and excludes lease obligations.4)Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.

Details of treasury and other financial risks - Lease - minimum payments under sale-and-leaseback arrangements [Text Block]	Philips Group Lease - minimum payments under sale-and-leaseback arrangements in millions of EUR

2022	72
2023	51
2024	33
2025	17
2026	8
Thereafter	21

Details of treasury and other financial risks - Estimated transaction exposure and related hedges [Text Block]

Philips Group

Estimated transaction exposure and related hedges

in millions of EUR

	Sales/Receivables		Purchases/Payable
	exposure	hedges	exposure	hedges
Balance as of December 31, 2021
Exposure currency
USD	2,168	(1,614)	(1,030)	958
JPY	665	(306)	(11)	10
GBP	338	(179)	(11)	11
CNY	624	(433)	(83)	71
CAD	338	(173)
PLN	70	(31)
AUD	240	(122)
CHF	124	(57)	(2)	2
CZK	63	(29)
SEK	71	(30)	(1)	1
RUB	125	(113)	(2)	2
Others	306	(275)	(419)	267
Total 2021	5,131	(3,363)	(1,559)	1,322
Total 2020	4,707	(3,150)	(1,488)	1,267

Details of treasury and other financial risks - Estimated impact of 10% increase of value of the EUR on the fair value of hedges [Text Block]	Philips Group Estimated impact of 10% increase of value of the EUR on the fair value of hedges in millions of EUR
	2020	2021
USD	71	78
JPY	17	13
GBP	15	14
CHF	6	5
PLN	8	3
RUB	8	10

Details of treasury and other financial risks - Net debt and interest rate sensitivity [Text Block]

Philips Group

Net debt1) and interest rate sensitivity

in millions of EUR

	2020	2021
Impact 1% interest increase on the fair value of the fixed-rate long-term debt2)3)	(345)	(297)
Impact 1% interest decrease on the fair value of the fixed-rate long-term debt2)3)	346	298
Impact 1% interest increase on the annualized net interest expense4)	28	20
1)The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity2)The sensitivity analysis conducted shows that if long-term interest rates were to increase/decrease instantaneously by 1% from their level of December 31, 2021, with all other variables (including foreign exchange rates) held constant.3)Fixed-rate long-term debt is excluding forward contracts.4)The impact is based on the outstanding net cash position (after excluding fixed-rate debt) at December 31, 2021.

Details of treasury and other financial risks - Credit risk with number of counterparties [Text Block]

Philips Group

Credit risk with number of counterparties

for deposits above EUR 10 million

	10-100 million	100-500 million	500 million and above
AA- rated bank counterparties	1
A+ rated bank counterparties	1	4
A rated bank counterparties	1	1
A- rated bank counterparties	1	2
	4	7